Acquisitions and disposals - Acquisitions (Details) $ / shares in Units, $ in Millions			10 Months Ended	12 Months Ended
	May 19, 2025 USD ($)	Mar. 06, 2025 USD ($) $ / shares	Dec. 31, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) facility
Disclosure Of Acquisitions And Disposals [Line Items]
Cash payment in consideration of equity to shareholders of Arcadium Lithium plc		$ 6,301
Weighted post-tax real-terms discount rate		8.30%
Newly consolidated operations				$ 4,766	$ 650
Acquisitions of subsidiaries, joint ventures and associates, net of cash acquired		$ 6,008		$ 6,022	346	$ 834
Simfer Jersey Limited
Disclosure Of Acquisitions And Disposals [Line Items]
Acquisitions of subsidiaries, joint ventures and associates, net of cash acquired					166
Economic interest (%)				53.00%
New Zealand Aluminium Smelters Limited
Disclosure Of Acquisitions And Disposals [Line Items]
Gain on disposal of assets or disposal groups constituting discontinued operation					638
Gain recognised after tax					467
Newly consolidated operations					650
Increase in deferred tax liabilities					$ 171
Boyne Smelters Limited | Mitsubishi Corporation
Disclosure Of Acquisitions And Disposals [Line Items]
Percentage of voting equity interests acquired					11.65%
Boyne Smelters Limited | Sumimoto Chemical Company
Disclosure Of Acquisitions And Disposals [Line Items]
Percentage of voting equity interests acquired					2.46%
Winning Consortium Simandou Railway Pte. Ltd and Winning Consortium Simandou Ports Pte. Ltd (“WCS Rail and Port Holding Entities”)
Disclosure Of Acquisitions And Disposals [Line Items]
Group interest				18.02%
Proportion of ownership interest in associates, percent acquired				34.00%	34.00%
Acquisition of associates					$ 313
Ordinary | Simfer Jersey Limited
Disclosure Of Acquisitions And Disposals [Line Items]
Economic interest (%)				53.00%	53.00%
Ordinary | Boyne Smelters Limited
Disclosure Of Acquisitions And Disposals [Line Items]
Group interest				73.50%	73.50%
Chalco Iron Ore Holdings Ltd (CIOH) | Simfer Jersey Limited
Disclosure Of Acquisitions And Disposals [Line Items]
Acquisitions of subsidiaries, joint ventures and associates, net of cash acquired					$ 147
Chalco Iron Ore Holdings Ltd (CIOH) | Ordinary | Simfer Jersey Limited
Disclosure Of Acquisitions And Disposals [Line Items]
Economic interest (%)					47.00%
Salar de Maricunga SpA
Disclosure Of Acquisitions And Disposals [Line Items]
Proportion of ownership interest in joint venture	49.99%
Funding towards additional studies and resource analysis	$ 350
Future investment towards construction costs			$ 500	$ 500
Future investment for delivery of first lithium by the end of 2030			50	$ 50
Salar de Maricunga SpA | Corporacion Nacional Del Cobre De Chile
Disclosure Of Acquisitions And Disposals [Line Items]
Proportion of ownership interest in joint venture	50.01%
Matalco Canada Inc.
Disclosure Of Acquisitions And Disposals [Line Items]
Proportion of ownership interest in joint venture				50.00%
Matalco Canada Inc. | Giampaolo Group
Disclosure Of Acquisitions And Disposals [Line Items]
Proportion of ownership interest in joint venture, acquired						50.00%
Number of facilities | facility						1
Matalco USA | Giampaolo Group
Disclosure Of Acquisitions And Disposals [Line Items]
Proportion of ownership interest in joint venture, acquired						50.00%
Number of facilities | facility						6
Matalco Joint Venture | Giampaolo Group
Disclosure Of Acquisitions And Disposals [Line Items]
Acquisitions of subsidiaries, joint ventures and associates, net of cash acquired						$ 738
Arcadium
Disclosure Of Acquisitions And Disposals [Line Items]
Percentage of voting equity interests acquired		100.00%
Acquisition price, per share (in usd per share) | $ / shares		$ 5.85
Revenue of acquiree since acquisition date			944
Profit (loss) to profit before tax			(94)
Amortisation charge for provisional purchase price allocation adjustments			$ 147
Consideration paid (received)		$ 6,701
Cash payment in consideration of equity to shareholders of Arcadium Lithium plc		6,301
less: convertible loan notes settled on change of control		(400)
Increase in net debt		7,607
Change in net debt on acquisition		7,407
Debt advancement prior to acquisition		$ 200
Transaction costs				$ 77
New Zealand Aluminium Smelters Limited
Disclosure Of Acquisitions And Disposals [Line Items]
Percentage of voting equity interests acquired					20.64%